GOF‑P17 10/26

PUTNAM TARGET DATE FUNDS
SUPPLEMENT DATED OCTOBER 26, 2026
TO THE PROSPECTUS
OF EACH FUND LISTED IN SCHEDULE A

I. Effective immediately, the following replaces the third, fourth, and fifth paragraphs, the table, and the footnotes to the table under the heading “Investments” in the “Investments, risks and performance” section of the Prospectus of each Fund listed in Schedule A, other than Franklin Retirement Advantage Maturity Fund (“Maturity Fund”):
On January 29, 2027, the Investment Manager expects to begin implementing a revised glide path for the fund. The following table presents your fund’s approximate allocations to each asset class and underlying fund as of September 30, 2026 (prior to the implementation of the revised glide path), its projected approximate allocations to these asset classes and underlying funds once the implementation of the revised glide path is complete (currently anticipated to be on or around February 3, 2027), and its projected approximate allocations to these asset classes and underlying funds as of September 30, 2027. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change following the implementation of the revised glide path.
The table also shows the approximate allocations of other Franklin Retirement Advantage Funds, which are designed for investors with different target retirement dates. Over a five-year period, each fund’s allocations will gradually change to resemble the allocations of the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Underlying Fund*	Year	2070	2065	2060	2055	2050	2045	2040	2035	2030	Maturity Fund
Franklin Dynamic Asset Allocation Equity Fund	Current**	78.0%	75.1%	55.3%	30.1%	7.9%	0.0%	0.0%	0.0%	0.0%	0.0%
	February 3, 2027	97.0%	97.0%	97.0%	95.0%	69.0%	25.0%	0.0%	0.0%	0.0%	0.0%
	September 30, 2027	97.0%	97.0%	97.0%	92.0%	63.0%	16.0%	0.0%	0.0%	0.0%	0.0%
Franklin Dynamic Asset Allocation Growth Fund	Current**	21.5%	24.4%	44.2%	69.4%	90.7%	81.2%	33.9%	0.0%	0.0%	0.0%
	February 3, 2027	2.5%	2.5%	2.5%	4.5%	30.5%	74.5%	61.5%	0.0%	0.0%	0.0%
	September 30, 2027	2.5%	2.5%	2.5%	7.5%	36.5%	83.5%	50.3%	0.0%	0.0%	0.0%
Franklin Dynamic Asset Allocation Balanced Fund	Current**	0.0%	0.0%	0.0%	0.0%	0.0%	16.0%	62.4%	74.9%	13.2%	0.0%
	February 3, 2027	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	38.0%	91.2%	47.2%	25.7%
	September 30, 2027	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	49.3%	84.3%	42.6%	25.7%
Franklin Dynamic Asset Allocation Conservative Fund	Current**	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	13.0%	54.8%	0.0%
	February 3, 2027	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.5%	7.7%	11.3%
	September 30, 2027	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	2.0%	8.8%	11.3%
Franklin Multi-Asset Income Fund	Current**	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	7.2%	26.0%	94.0%
	February 3, 2027	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	6.8%	42.1%	60.0%
	September 30, 2027	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	13.2%	45.7%	60.0%
Putnam Short Term Investment Fund	Current**	0.5%	0.5%	0.5%	0.5%	1.4%	2.8%	3.7%	4.9%	6.0%	6.0%
	February 3, 2027	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	3.0%	3.0%
	September 30, 2027	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	3.0%	3.0%
Total Equity***	Current**	95.2%	94.6%	90.7%	85.6%	80.4%	74.6%	64.5%	50.8%	31.4%	25.4%
	February 3, 2027	99.0%	99.0%	99.0%	98.6%	93.4%	84.6%	72.0%	57.0%	42.0%	35.0%
	September 30, 2027	99.0%	99.0%	99.0%	97.8%	91.8%	82.2%	69.0%	54.0%	40.0%	35.0%
Total Fixed Income***	Current**	4.8%	5.4%	9.3%	14.4%	19.6%	25.4%	35.5%	49.2%	68.6%	74.6%
	February 3, 2027	1.0%	1.0%	1.0%	1.4%	6.6%	15.4%	28.0%	43.0%	58.0%	65.0%
	September 30, 2027	1.0%	1.0%	1.0%	2.2%	8.2%	17.8%	31.0%	46.0%	60.0%	65.0%

* Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations may be more or less than these percentages.
** As of September 30, 2026.
*** Equity and fixed income allocations are hypothetical estimates based on Franklin Dynamic Asset Allocation Growth Fund’s, Franklin Dynamic Asset Allocation Balanced Fund’s, Franklin Dynamic Asset Allocation Conservative Fund’s and Franklin Multi-Asset Income Fund’s current strategic allocations to equity and fixed income investments as set forth under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”, an assumption that Franklin Dynamic Asset Allocation Equity Fund is equivalent to an equity investment, and an assumption that Putnam Short Term Investment Fund is equivalent to a fixed income investment. The investment managers of the underlying funds may adjust those funds’ allocations among asset classes from time to time consistent with their investment goals, and consequently, actual allocations will vary.
The fund’s target allocations may differ from the allocations shown in the table. The Investment Manager may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time, although the Investment Manager expects these changes to be infrequent and generally in response to longer-term structural changes (e.g., in the average retirement age, life expectancy, savings growth rate and Social Security benefits, among other changes) that lead the fund’s portfolio managers to determine that a change is advisable. The investment managers of Franklin Dynamic Asset Allocation Growth Fund, Franklin Dynamic Asset Allocation Balanced Fund, Franklin Dynamic Asset Allocation Conservative Fund and Franklin Multi-Asset Income Fund will rebalance those funds’ investments towards their target allocations from time to time.
II. Effective immediately, the following replaces in its entirety the disclosure under the heading “Investments” in the “Investments, risks and performance” section of the Prospectus of Maturity Fund:
The fund employs an asset allocation strategy designed for investors who are already in retirement or who plan to retire (or otherwise begin withdrawing the invested funds) in the near future. It is assumed investors will make gradual withdrawals from the fund. The fund is designed to provide diversification among different asset classes. On

January 29, 2027, the Investment Manager expects to begin implementing a revised glide path for the Franklin Retirement Advantage Funds, which includes changes in your fund’s allocations to equity and fixed income investments. The following table presents your fund’s approximate allocations to each asset class and underlying fund as of September 30, 2026 (prior to the implementation of the revised glide path) and its projected approximate allocations to these asset classes and underlying funds once the implementation of the revised glide path is complete (currently anticipated to be on or around February 3, 2027). By comparing the percentage allocations of your fund in the table, you can see how its allocations and the underlying funds in which it invests are expected to change following the implementation of the revised glide path. Following the implementation of the revised glide path, the fund’s target allocations among asset classes and underlying funds are not expected to change over time.

Underlying Fund	Year	Maturity Fund
Franklin Dynamic Asset Allocation Balanced Fund	Current*	0.0%
	February 3, 2027	25.7%
Franklin Dynamic Asset Allocation Conservative Fund	Current*	0.0%
	February 3, 2027	11.3%
Franklin Multi-Asset Income Fund	Current*	94.0%
	February 3, 2027	60.0%
Putnam Short Term Investment Fund	Current*	6.0%
	February 3, 2027	3.0%
Total Equity**	Current*	25.4%
	February 3, 2027	35.0%
Total Fixed Income**	Current*	74.6%
	February 3, 2027	65.0%
*As of September 30, 2026.
**Equity and fixed income allocations are hypothetical estimates based on Franklin Dynamic Asset Allocation Balanced Fund’s, Franklin Dynamic Asset Allocation Conservative Fund’s and Franklin Multi-Asset Income Fund’s current strategic allocations to equity and fixed income investments as set forth under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”, and an assumption that Putnam Short Term Investment Fund is equivalent to a fixed income investment. The investment managers of Franklin Dynamic Asset Allocation Balanced Fund, Franklin Dynamic Asset Allocation Conservative Fund and Franklin Multi-Asset Income Fund may adjust those funds’ allocations among asset classes from time to time consistent with their investment goals, and, consequently, actual allocations will vary.
The fund’s target allocations may differ from the allocations shown in the table. The Investment Manager may change the fund’s target allocations, and the underlying funds in which it invests, at any time, although the Investment Manager generally expects these changes to be infrequent and generally in response to longer-term structural changes (e.g., in the average retirement age, life expectancy, savings growth rate and Social Security benefits, among other changes) that lead the fund’s portfolio managers to determine that a change is advisable. The investment managers of Franklin Dynamic Asset Allocation Balanced Fund, Franklin Dynamic Asset Allocation Conservative Fund and Franklin Multi-Asset Income Fund will rebalance those funds’ investments towards their target allocations from time to time. More information about the underlying funds is included below and under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”
Information about each underlying fund’s investment strategy
Prior to the implementation of the revised glide path discussed above, the fund invested in Franklin Multi-Asset Income Fund (“Multi-Asset Income Fund”) and Putnam Short Term Investment Fund (“Short Term Investment Fund”) only. Following the implementation of the revised glide path, which is expected to begin on January 29, 2027 and is expected to be completed on or around February 3, 2027, the fund will also invest in Franklin Dynamic Asset Allocation Balanced Fund (“Balanced Fund”) and Franklin Dynamic Asset Allocation Conservative Fund (“Conservative Fund”).
Balanced Fund
Conservative Fund
Multi-Asset Income Fund
Balanced Fund invests mainly in equity securities (growth or value stocks or both) of U.S. and foreign companies of any size, as well as in fixed income investments, including U.S. and foreign government obligations, corporate obligations, and securitized debt instruments.

Conservative Fund invests primarily in fixed income investments, including U.S. and foreign government obligations, corporate obligations, and securitized debt instruments such as mortgage-backed investments. Conservative Fund also invests, to a lesser extent, in equity securities (growth or value stocks or both) of U.S. and foreign companies of any size.
Multi-Asset Income Fund invests mainly in fixed income investments, including U.S. and foreign (including emerging market) government obligations, corporate obligations, and securitized debt instruments of any credit quality, such as mortgage-backed investments. Multi-Asset Income Fund also invests, to a lesser extent, in equity securities (growth or value stocks or both) of U.S. and foreign (including emerging market) companies of any size.
In evaluating equity investments, each fund’s investment manager may consider factors such as a company’s valuation, financial strength, growth potential, competitive position within its industry, projected future earnings, cash flows, and dividends. For fixed income investments, each fund’s investment manager may consider credit, interest rate, and prepayment risks, as well as general market conditions. Each fund’s investment manager may also select other investments that do not fall within these asset classes.
For a further discussion of each fund’s investment strategy, please turn to the section “What are the funds’ and each underlying fund’s main investment strategies and related risks?” beginning on page 118.
Short Term Investment Fund
Short Term Investment Fund invests in a diversified portfolio of fixed income securities with a focus on short duration, investment-grade money market and other fixed income instruments.
Under normal circumstances, the effective duration of Short Term Investment Fund’s portfolio will generally not exceed one year, which helps limit the fund’s sensitivity to changes in interest rates. Short Term Investment Fund will maintain a dollar-weighted average portfolio maturity of three years or less.
In evaluating investments, Short Term Investment Fund’s investment manager may consider factors such as credit risk, interest rate risk,

prepayment risk, and general market conditions when deciding whether to buy or sell securities.
For a further discussion of Short Term Investment Fund’s investment strategy, please turn to the section “What are the funds’ and each underlying fund’s main investment strategies and related risks?” beginning on page 118.
III. Effective immediately, the following replaces the fourth, fifth and sixth paragraphs, the glide path graph, and the text immediately following the glide path graph in the section entitled “What are the funds’ and each underlying fund’s main investment strategies and related risks?” of the Fund’s Prospectus:
As mentioned in the fund summaries above, each fund pursues its goal by allocating its assets among underlying funds. In selecting underlying funds, the Investment Manager expects to select among affiliated mutual funds and does not expect to consider unaffiliated funds as underlying funds. For each fund other than Maturity Fund, target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the following predetermined “glide paths”. The Investment Manager adjusts the fund’s allocations at the end of each calendar quarter based on the applicable glide path. Over a five-year period, each fund’s allocations will gradually change to resemble the allocations of the fund with the next earliest target date.
For Maturity Fund, target allocations among asset classes and underlying funds are generally not expected to change over time. The Investment Manager rebalances Maturity Fund’s investments towards its target allocations on a quarterly basis. The Investment Manager may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time, although the Investment Manager expects these changes to be infrequent and generally in response to longer-term structural changes (e.g., in the average retirement age, life expectancy, savings growth rate and Social Security benefits, among other changes) that lead the fund’s portfolio managers to determine that a change is advisable.

Glide Path Prior to January 29, 2027

Glide Path to be Implemented Beginning on January 29, 2027

Equity and fixed income allocations are hypothetical estimates based on Franklin Dynamic Asset Allocation Growth Fund’s, Franklin Dynamic Asset Allocation Balanced Fund’s, Franklin Dynamic Asset Allocation Conservative Fund’s and Franklin Multi-Asset Income Fund’s current strategic allocations to equity and fixed income investments as set below, an assumption that Franklin Dynamic Asset Allocation Equity Fund is equivalent to an equity investment, and an assumption that Putnam Short Term Investment Fund is equivalent to a fixed income investment. The investment managers of the underlying funds may adjust those funds’ allocations among asset classes from time to time consistent with their investment goals, and consequently, actual allocations will vary. Because of rounding in the calculation of allocations among underlying funds and of asset class weightings, actual allocations may be more or less than these percentages.
Please retain this supplement for future reference.

SCHEDULE A

Fund	Date of Prospectus
Franklin Retirement Advantage 2030 Fund	January 1, 2026
Franklin Retirement Advantage 2035 Fund	January 1, 2026
Franklin Retirement Advantage 2040 Fund	January 1, 2026
Franklin Retirement Advantage 2045 Fund	January 1, 2026
Franklin Retirement Advantage 2050 Fund	January 1, 2026
Franklin Retirement Advantage 2055 Fund	January 1, 2026
Franklin Retirement Advantage 2060 Fund	January 1, 2026
Franklin Retirement Advantage 2065 Fund	January 1, 2026
Franklin Retirement Advantage 2070 Fund	January 1, 2026
Franklin Retirement Advantage Maturity Fund	January 1, 2026